Submission	Nov. 20, 2024
Submission [Line Items]
Central Index Key	0001842022
Registrant Name	DT Midstream, Inc.
Registration File Number	333-283345
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES